Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Components of the Company's Deferred Tax Assets (Liabilities)

The significant components of the Company’s deferred tax assets (liabilities) were as follows:

	December 31,
	2011	2012
Deferred income tax assets:
Federal U.S. net operating loss carryforward	$37,825,639	$35,330,167
State net operating loss carryforward	4,493,151	3,521,722
Research and development credit, net	2,777,899	2,777,899
Orphan drug credit, net	11,507,811	19,039,613
Deferred rent	5,194,408	5,218,002
Deferred revenue	12,924,462	9,379,064
Depreciation	1,515,510	1,247,772
Other	1,551,356	1,575,782

Gross deferred income tax assets	77,790,236	78,090,021
Valuation allowance	(77,302,928)	(78,090,021)

Net deferred income tax assets	487,308	—
Deferred tax liabilities:
Other	(487,308)	—

Gross deferred income tax liabilities	(487,308)	—
Net deferred income tax asset/(liability)	$—	$—

Reconciliation of Reported Estimated Income Tax Benefit

The reconciliation of the reported estimated income tax benefit to the amount that would result by applying the U.S. federal statutory tax rate to the net income is as follows:

	Year Ended December 31,
	2011	2012
United States federal tax at statutory rate	$2,350,992	$2,926,615
State taxes (net of federal benefit)	1,480,185	1,460,289
Deferred income tax adjustments	—	(512,375)
Orphan drug credit, net	(7,056,607)	(4,895,671)
Equity based compensation	725,811	279,165
Fair value adjustment of preferred stock warrant liability	(496,208)	(52,743)
Other permanent items	4,696	7,627
Change in valuation allowance	2,991,131	787,093

Income tax expense/(benefit)	$—	$—

Change in Unrecognized Tax Benefits

The change in unrecognized tax benefits, for the years ended December 31, 2011 and 2012, were as follows:

	2011	2012
Beginning balance	$1,246,025	$1,533,986
Increases/(decreases) for current year tax positions	287,961	58,371
Increases/(decreases) for prior year tax positions	—	—
Decreases as a result of expiration of statute of limitations	—	—

Total	$1,533,986	$1,592,357